Redeemable Convertible Preferred Stock - Summary (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2021	Dec. 31, 2018
Redeemable Convertible Preferred Stock
Temporary Equity, Par Value ( in $ per share)	$ 0.001	$ 0.001		$ 0.001
Temporary Equity, Shares Authorized (in shares)	29,723,540	29,723,540		29,723,540
Temporary Equity, Shares Issued (in shares)	29,555,538	29,555,538	29,555,538	29,555,538	29,555,538
Temporary Equity, Shares Outstanding (in shares)	29,555,538	29,555,538		29,555,538
Temporary Equity, Carrying Value	$ 85,503	$ 85,503	$ 85,503	$ 85,503	$ 85,503
Redeemable convertible preferred stock, liquidation preference	$ 85,902	$ 85,902		$ 85,902
Common stock issuable upon conversion ( in shares)	29,555,538	29,555,538		29,555,538
Series A Preferred Stock
Redeemable Convertible Preferred Stock
Temporary Equity, Par Value ( in $ per share)	$ 0.001	$ 0.001		$ 0.001			$ 0.001
Temporary Equity, Shares Authorized (in shares)	9,499,999	9,499,999		9,499,999
Temporary Equity, Shares Issued (in shares)	9,499,999	9,499,999		9,499,999
Temporary Equity, Shares Outstanding (in shares)	9,499,999	9,499,999		9,499,999
Temporary Equity, Carrying Value	$ 9,327	$ 9,327		$ 9,327
Redeemable convertible preferred stock, liquidation preference	$ 9,500	$ 9,500		$ 9,500
Common stock issuable upon conversion ( in shares)	9,499,999	9,499,999		9,499,999
Series B Preferred Stock
Redeemable Convertible Preferred Stock
Temporary Equity, Par Value ( in $ per share)	$ 0.001	$ 0.001		$ 0.001		$ 0.001
Temporary Equity, Shares Authorized (in shares)	20,223,541	20,223,541		20,223,541
Temporary Equity, Shares Issued (in shares)	20,055,539	20,055,539		20,055,539
Temporary Equity, Shares Outstanding (in shares)	20,055,539	20,055,539		20,055,539
Temporary Equity, Carrying Value	$ 76,176	$ 76,176		$ 76,176
Redeemable convertible preferred stock, liquidation preference	$ 76,402	$ 76,402		$ 76,402
Common stock issuable upon conversion ( in shares)	20,055,539	20,055,539		20,055,539